Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Parenthetical) (Detail) (USD $)					12 Months Ended	84 Months Ended	12 Months Ended
	Jun. 28, 2009	Jun. 03, 2009 Wyeth [Member]	Mar. 24, 2009 Wyeth [Member]	Mar. 12, 2009 Wyeth [Member]	Dec. 31, 2011 Employee termination costs [Member]	Dec. 31, 2011 Employee termination costs [Member] Employee	Dec. 31, 2011 Primary Care [Member]	Dec. 31, 2010 Primary Care [Member]	Dec. 31, 2011 Specialty Care And Oncology [Member]	Dec. 31, 2010 Specialty Care And Oncology [Member]	Dec. 31, 2011 Established Products and Emerging Markets [Member]	Dec. 31, 2010 Established Products and Emerging Markets [Member]	Dec. 31, 2011 Animal Health and Consumer Healthcare operating segment [Member]	Dec. 31, 2010 Animal Health and Consumer Healthcare operating segment [Member]	Dec. 31, 2009 Animal Health and Consumer Healthcare operating segment [Member]	Dec. 31, 2011 Nutrition [Member]	Dec. 31, 2010 Nutrition [Member]	Dec. 31, 2009 Nutrition [Member]	Dec. 31, 2011 Research and Development Operations [Member]	Dec. 31, 2010 Research and Development Operations [Member]	Dec. 31, 2009 Research and Development Operations [Member]	Dec. 31, 2011 Manufacturing Operations [Member]	Dec. 31, 2010 Manufacturing Operations [Member]	Dec. 31, 2009 Manufacturing Operations [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]	Dec. 31, 2009 Corporate [Member]	Dec. 31, 2009 Biopharmaceutical operating segments [Member]
Restructuring Cost and Reserve [Line Items]
Unused Bridge Loan				$ 22,500,000,000
Senior unsecured notes	24,000,000,000	10,500,000,000	13,500,000,000
Estimated Employee Terminations						57,400
Restructuring and Related Activities, Initiation Date					Jan. 01, 2005
Restructuring and Related Activities, Current Date					Dec. 31, 2011
Actual Employees Terminated						42,800
Restructuring charges							$ 593,000,000	$ 71,000,000	$ 220,000,000	$ 197,000,000	$ 110,000,000	$ 43,000,000	$ 51,000,000	$ 46,000,000	$ 250,000,000	$ 4,000,000	$ 4,000,000	$ (4,000,000)	$ 489,000,000	$ 292,000,000	$ 339,000,000	$ 280,000,000	$ 1,100,000,000	$ 292,000,000	$ 427,000,000	$ 455,000,000	$ 781,000,000	$ 1,300,000,000